STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Common Stock Class A common stock	Common Stock Class B common stock	Additional Paid-In Capital Class B common stock	Additional Paid-In Capital	Accumulated Deficit	Class B common stock	Total
Beginning balance at Oct. 31, 2019		$ 0	$ 0		$ 0	$ 0		$ 0
Changes in Stockholders' Equity
Sale of units in initial public offering, less allocation to derivative warrant liabilities	[1],[2]		$ 575	$ 24,425			$ 25,000
Sale of units in initial public offering, less allocation to derivative warrant liabilities (in shares)	[1],[2]		5,750,000
Net income (loss)						(2,300)	$ (2,300)	(2,300)
Ending balance at Dec. 31, 2019			$ 575		24,425	(2,300)		22,700
Ending balance (in shares) at Dec. 31, 2019			5,750,000
Changes in Stockholders' Equity
Maximum common stock shares subject to forfeiture							750,000
Sale of units in initial public offering, less allocation to derivative warrant liabilities		$ 2,300			223,270,200			223,272,500
Sale of units in initial public offering, less allocation to derivative warrant liabilities (in shares)		23,000,000
Offering costs					(10,110,406)			(10,110,406)
Sale of private placement warrants to Sponsor in private placement					1,120,000			1,120,000
Common stock subject to possible redemption		$ (2,085)			(208,525,865)			(208,527,950)
Common stock subject to possible redemption (in shares)		(20,852,795)
Net income (loss)						(776,839)		(776,839)
Ending balance at Mar. 31, 2020		$ 215	$ 575		5,778,354	(779,139)		5,000,005
Ending balance (in shares) at Mar. 31, 2020		2,147,205	5,750,000
Beginning balance at Dec. 31, 2019			$ 575		24,425	(2,300)		22,700
Beginning balance (in shares) at Dec. 31, 2019			5,750,000
Changes in Stockholders' Equity
Net income (loss)								(3,395,574)
Ending balance at Jun. 30, 2020		$ 241	$ 575		8,397,068	(3,397,874)		5,000,010
Ending balance (in shares) at Jun. 30, 2020		2,409,079	5,750,000
Beginning balance at Dec. 31, 2019			$ 575		24,425	(2,300)		22,700
Beginning balance (in shares) at Dec. 31, 2019			5,750,000
Changes in Stockholders' Equity
Net income (loss)								(5,812,234)
Ending balance at Sep. 30, 2020								5,000,010
Beginning balance at Dec. 31, 2019			$ 575		24,425	(2,300)		22,700
Beginning balance (in shares) at Dec. 31, 2019			5,750,000
Changes in Stockholders' Equity
Sale of units in initial public offering, less allocation to derivative warrant liabilities		$ 2,300			223,270,200			223,272,500
Sale of units in initial public offering, less allocation to derivative warrant liabilities (in shares)		23,000,000
Offering costs					(10,110,406)			(10,110,406)
Sale of private placement warrants to Sponsor in private placement					1,120,000			1,120,000
Common stock subject to possible redemption		$ (2,010)			(200,962,870)			(200,964,880)
Common stock subject to possible redemption (in shares)		(20,096,488)
Net income (loss)						(8,339,904)	$ (8,300,000)	(8,339,904)
Ending balance at Dec. 31, 2020		$ 290	$ 575		13,341,349	(8,342,204)		5,000,010
Ending balance (in shares) at Dec. 31, 2020		2,903,512	5,750,000
Beginning balance at Mar. 31, 2020		$ 215	$ 575		5,778,354	(779,139)		5,000,005
Beginning balance (in shares) at Mar. 31, 2020		2,147,205	5,750,000
Changes in Stockholders' Equity
Common stock subject to possible redemption		$ 26			2,618,714			2,618,740
Common stock subject to possible redemption (in shares)		261,874
Net income (loss)						(2,618,735)		(2,618,735)
Ending balance at Jun. 30, 2020		$ 241	$ 575		8,397,068	(3,397,874)		5,000,010
Ending balance (in shares) at Jun. 30, 2020		2,409,079	5,750,000
Changes in Stockholders' Equity
Net income (loss)								(2,416,660)
Ending balance at Sep. 30, 2020								5,000,010
Beginning balance at Dec. 31, 2020		$ 290	$ 575		13,341,349	(8,342,204)		5,000,010
Beginning balance (in shares) at Dec. 31, 2020		2,903,512	5,750,000
Changes in Stockholders' Equity
Common stock subject to possible redemption		$ (57)			(5,685,243)			(5,685,300)
Common stock subject to possible redemption (in shares)		(568,530)
Net income (loss)						5,685,300		5,685,300
Ending balance at Mar. 31, 2021		$ 233	$ 575		7,656,106	(2,656,904)		5,000,010
Ending balance (in shares) at Mar. 31, 2021		2,334,982	5,750,000
Beginning balance at Dec. 31, 2020		$ 290	$ 575		13,341,349	(8,342,204)		5,000,010
Beginning balance (in shares) at Dec. 31, 2020		2,903,512	5,750,000
Changes in Stockholders' Equity
Net income (loss)								(435,441)
Ending balance at Jun. 30, 2021		$ 295	$ 575		13,776,784	(8,777,645)		5,000,009
Ending balance (in shares) at Jun. 30, 2021		2,947,056	5,750,000
Beginning balance at Mar. 31, 2021		$ 233	$ 575		7,656,106	(2,656,904)		5,000,010
Beginning balance (in shares) at Mar. 31, 2021		2,334,982	5,750,000
Changes in Stockholders' Equity
Common stock subject to possible redemption		$ 62			6,120,678			6,120,740
Common stock subject to possible redemption (in shares)		612,074
Net income (loss)						(6,120,741)		(6,120,741)
Ending balance at Jun. 30, 2021		$ 295	$ 575		$ 13,776,784	$ (8,777,645)		$ 5,000,009
Ending balance (in shares) at Jun. 30, 2021		2,947,056	5,750,000

[1]	The share amounts have been retroactively restated to reflect the split of Class B common stock on February 19, 2020 resulting in 5,750,000 shares outstanding (see Note 4).
[2]	This number excludes an aggregate of up to 750,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.